Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations

NOTE 4

Discontinued Operations

We did not engage in any divestiture actions that were material individually or in the aggregate to our results of operations or financial position, in either 2011 or 2009. During 2010, we sold CAS, Inc. (CAS), a component of our Information and Technical Services segment engaged in systems engineering and technical assistance for the U.S. Government. The sale of CAS was completed on September 8, 2010, resulting in the recognition of a $130 after-tax gain, reported as a component of income from discontinued operations within our Consolidated and Combined Statement of Operations. This transaction resulted in a tax benefit of $4, primarily due to the difference in the book and tax bases of CAS. Proceeds from the sale of CAS were $237, net of applicable direct transaction costs. Subsequent to this divestiture, we did not have any significant continuing involvement in the operations of CAS, nor did we have any significant continuing cash flows from CAS. Accordingly, the financial position, results of operations and cash flows from CAS are reported as a discontinued operation for all periods presented. The following table provides third-party revenue and operating income provided by CAS included within discontinued operations.

	Year Ended December 31,
	2011	2010	2009
Revenue	$—	$160	$231
Pre-tax operating income	—	13	15